Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Total plant and equipment	$ 38,538	$ 31,492	$ 26,157
Accumulated depreciation	(14,413)	(11,966)	(10,030)
Plant and equipment, net	24,125	19,526	16,127
Furniture and Fittings [Member]
Total plant and equipment	677	640	683
Office Equipment [Member]
Total plant and equipment	9,480	8,961	2,114
Motor Vehicle [Member]
Total plant and equipment	21,398	20,225	21,582
Computer [Member]
Total plant and equipment	1,762	$ 1,666	$ 1,778
Ai Robots [Member]
Total plant and equipment	$ 5,221